1933 Act File No. 33-37993
                                          1940 Act File No. 811-6224

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ---

    Pre-Effective Amendment No.                                   ______


    Post-Effective Amendment No. 14.........................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No. 12........................................        X

                                 NEWPOINT FUNDS

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on January 31, 1998, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                              Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L. Street, N.W.
Washington, D.C.   20037

                              CROSS-REFERENCE SHEET

    This Amendment to the Registration Statement relates to the NEWPOINT FUNDS, which consists of two portfolios: (1) Newpoint Government Money Market Fund and
(2) Newpoint Equity Fund, and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (RULE 404(C) CROSS REFERENCE)

Item 1.     COVER PAGE....................(1,2) Cover Page.
Item 2.     SYNOPSIS......................(1,2) Summary of Fund Expenses.
Item 3.     CONDENSED FINANCIAL
            INFORMATION...................(1,2) Financial Highlights; (1,2)
                                          Performance Information.
Item 4.     GENERAL DESCRIPTION OF
            REGISTRANT....................(1,2) General Information; (1,2)
                                          Investment Information; (1,2)
                                          Investment Objective; (1,2) Investment
                                          Policies; (1,2) Investment
                                          Limitations.

Item 5.     MANAGEMENT OF THE FUND........(1,2) Newpoint Funds Information;
                                          (1,2) Management of the Newpoint
                                          Funds; (1,2) Distribution of Fund
                                          Shares; (1,2) Administration of the
                                          Fund; (2) Brokerage Transactions.

Item 6.     CAPITAL STOCK AND OTHER
            SECURITIES....................(1,2) Dividends; (1,2) Capital Gains;
                                          (1,2) Shareholder Information; (1,2)
                                          Voting Rights; (1,2) Effect of Banking
                                          Laws; (1,2) Tax Information; (1,2)
                                          Federal Income Tax; (1,2) State and
                                          Local Taxes.

Item 7.     PURCHASE OF SECURITIES BEING
            OFFERED.......................(1,2) Net Asset Value; (1,2) Investing
                                          in the Fund; (1,2) Share Purchases;
                                          (1,2) Minimum Investment Required;
                                          (1,2) What Shares Cost; (1,2)
                                          Systematic Investment Program; (1,2)
                                          Confirmations and Account Statements;
                                          (2) Eliminating or Reducing the Sales
                                          Charge; (2) Subaccounting Services.

Item                                      8. REDEMPTION OR REPURCHASE......(1,2)
                                          Redeeming Shares; (1,2) Systematic
                                          Withdrawal Program; (1,2) Accounts
                                          with Low Balances; (1,2) Through
                                          FirstMerit Bank or FirstMerit
                                          Securities, Inc.; (1,2) Exchange
                                          Privilege.

Item 9.     PENDING LEGAL PROCEEDINGS     None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    COVER PAGE....................(1,2) Cover Page.
Item 11.    TABLE OF CONTENTS.............(1,2) Table of Contents.
Item 12.    GENERAL INFORMATION AND
            HISTORY.......................(1,2) General Information About the
                                          Fund.
Item 13.    INVESTMENT OBJECTIVES AND
            POLICIES..................... (1,2) Investment Objective and
                                          Policies; (1,2) Investment
                                          Limitations.
Item 14.    MANAGEMENT OF THE FUND........(1,2) Newpoint Funds Management.
Item 15.    CONTROL PERSONS AND PRINCIPAL
            HOLDERS OF SECURITIES.........(1,2) Fund Ownership; (1,2) Trustees
                                          Compensation.
Item 16.    INVESTMENT ADVISORY AND OTHER
            SERVICES......................(1,2) Investment Advisory Services;
                                          (1,2) Other Services.
Item 17.    BROKERAGE ALLOCATION..........(1,2) Brokerage Transactions.
Item 18.    CAPITAL STOCK AND OTHER
            SECURITIES                    Not applicable.
Item 19.    PURCHASE, REDEMPTION AND
            PRICING OF SECURITIES
            BEING OFFERED.................(1,2) Purchasing Shares; (1,2)
                                          Determining Net Asset Value; (1,2)
                                          Redeeming Shares.
Item 20.    TAX STATUS....................(1,2) Tax Status.
Item 21.    UNDERWRITERS..................(2) Distribution and Shareholder
                                              Services Plans.
Item 22.    CALCULATION OF PERFORMANCE
            DATA..........................(1,2) Yield; (1,2) Performance
                                          Comparisons; (1) Effective Yield;
                                          (1,2) Total Return.
            ----
Item 23.    FINANCIAL STATEMENTS..........(1,2) Filed in Part A.
            --------------------

Incorporate by reference pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 13, filed January 23, 1998, in their entirety.

PART C.    OTHER INFORMATION.
Item 24.    FINANCIAL STATEMENTS AND EXHIBITS:

            (a) Financial Statements (filed in Part A); (b) Exhibits:
                  (1)   Copy of Declaration of Trust of the Registrant; (1)
                        (i) Amendment No. 1 to Declaration of Trust dated November 12, 1990; (2) (ii) Conformed Copy of Amendment No. 2 to Declaration of Trust dated November 12, 1990;
                        (6) (iii) Conformed Copy of Amendment No. 3 to Declaration of Trust dated November 12, 1990; (6) (iv) Conformed Copy of Amendment No. 4 to Declaration of Trust dated November 12, 1990;(7)
                  (2) Copy of By-Laws of the Registrant; (1) (i) Copy of Amendment No. 1 to By-Laws; (9)
                  (3)   Not applicable;
                  (4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (6)
                  (5) Conformed Copy of Investment Advisory Contract of the Registrant; (8)
                        (i)    Conformed Copy of Exhibit B to Investment
                               Advisory Contract of the Registrant to add
                               Portage Equity Fund to the
                               present Investment Advisory Contract; (6)
                  (6)   (i)    Conformed Copy of Distributor's Contract of the
                               Registrant; (8)
                        (ii)   Conformed Copy of Exhibit to Distributor's
                               Contract of the Registrant; (6)
                        (iii)  Conformed Copy of Administrative Services
                               Agreement; (6)
                  (7)   Not applicable;

------------------------------

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed November 26, 1990 (File Nos. 33-37993 and 811-6224).

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed January 4, 1991 (File Nos. 33-37993 and 811-6224).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 27, 1994 (File Nos. 33-37993 and 811-6224).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed July 5, 1994 (File Nos. 33-37993 and 811-6224).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 27, 1995 (File Nos. 33-37993 and 811-6224).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed January 21, 1997 (File Nos. 33-37993 and 811-6224).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed January 23, 1998 (File Nos. 33-37993 and 811-6224).

                  (8)   Conformed copy of Custodian Agreement of the Registrant;
                        (5) (i) Copy of Custody Fee Schedule; (9)
                  (9) Conformed copy of Transfer Agency and Service Agreement of the Registrant; (5)
                        (i)    Conformed copy of Amendment Number 1 to Transfer
                               Agency and Service Agreement; (5)
                        (ii)   Conformed Copy of Shareholder Services Plan; (6)
                        (iii)  Copy of Shareholder Services Contract; (6)
                        (iv)   Copy of Shareholder Services Agreement; (6)
                        (v)    Conformed Copy of Agreement for Fund Accounting,
                               Shareholder Recordkeeping, and Custody Services
                               Procurement; (7)
                  (10) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered; (8)
                  (11)  Conformed copy of Consent of Independent Auditors; (9)
                  (12)  Not applicable;
                  (13)  Conformed Copy of Initial Capital  Understanding; (2)
                  (14)  Not Applicable;
                  (15)  (i)    Conformed Copy of Distribution Plan; (6)
                        (ii) Copy of Sales Agreement; (6) (iii) Copy of 12b-1 Agreement; (6)
                  (16) Copy of Schedule for Computation of Fund Performance Data; (7)
                  (17)  Copy of Financial Data Schedules; (+)
                  (18)  Not Applicable;
                  (19)  Conformed Copy of Power of Attorney. (8)

------------------------------

+     All exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed January 4, 1991 (File Nos. 33-37993 and 811-6224).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 27, 1994 (File Nos. 33-37993 and 811-6224).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed July 5, 1994 (File Nos. 33-37993 and 811-6224).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 27, 1995 (File Nos. 33-37993 and 811-6224).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed January 21, 1997 (File Nos. 33-37993 and 811-6224).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed January 23, 1998 (File Nos. 33-37993 and 811-6224).

Item 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

            None


Item 26.    NUMBER OF HOLDERS OF SECURITIES:

                                                Number of Record Holders
            TITLE OF CLASS                         AS OF JANUARY 5, 1998
            --------------                      ------------------------
            Shares of beneficial interest
            (no par value)

            Newpoint Government Money
            Market Fund                                     1,329

            Newpoint Equity Fund                            178


Item 27.    INDEMNIFICATION: (3)


Item 28.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

            (a) FirstMerit Bank, a national banking association formed in 1947, is a wholly-owned subsidiary of FirstMerit Corp. Through its subsidiaries and affiliates, FirstMerit Corp. offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services, and trust services.

                 As of December 31, 1997 the trust division of FirstMerit Bank had approximately $2.9 billion under administration of which it had investment discretion over $1.4 billion.

                 The principal executive officers of the Fund's Investment Adviser, and the Directors of the Fund's Adviser, are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with FirstMerit Bank.
                                                  Other Substantial
                           Position with          Business, Profession,
NAME                        THE ADVISER           VOCATION OR EMPLOYMENT

John R. Cochran            President & Chief
                           Executive Officer

Jack R. Gravo              Executive Vice President
                           & Chief Financial Officer

John R. Masco              Regional President

George P. Paidas           Regional President

William G. Lamb            Community President

Robert W. Carpenter        Executive Vice President

Richard G. Norton          Executive Vice President

Gregory R. Bean            Sr. Vice President & Senior
                           Trust Officer

Terry E. Patton            Secretary

Brad L. Tolstedt           Executive Vice President

Daniel K. McGill           Sr. Vice President

                                    Directors

John R. Cochran            Bruce M. Kephart        Robert P. Brecht

John R. Masco              George P. Paidas        William E. Stansifer

Carrie L. Tolstedt         Jack R. Gravo           Christopher J. Maurer

Terry E. Patton

ITEM 29.    PRINCIPAL UNDERWRITERS:

      (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Richard B. Fisher             Director, Chairman, Chief        Vice President
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         President,
Federated Investors Tower     President, Federated,            Treasurer and
Pittsburgh, PA 15222-3779     Securities Corp.                 Trustee

Thomas R. Donahue             Director, Assistant Secretary        --
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Item 30.    LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31-a through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant

Newpoint Funds                                  Federated Investors Tower
                                                Pittsburgh, PA  15222-3779

Federated Shareholder Services Company          Federated Investors Tower
("Transfer Agent, Dividend                      Pittsburgh, PA  15222-3779
Disbursing Agent and
Portfolio Recordkeeper")

Federated Administrative Services               Federated Investors Tower
("Administrator")                               Pittsburgh, PA  15222-3779

FirstMerit Bank, N.A.                           121 South Main Street
("Adviser")                                     Akron, Ohio  44308-1444

State Street Bank & Trust Co.                   P.O. Box 1713
("Custodian")                                   Boston, Massachusetts 02105

Item 31.    MANAGEMENT SERVICES:  Not applicable.

Item 32.    UNDERTAKINGS:

            Registrant hereby undertakes to comply with the provisions of
            Section 16 (c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.




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                                   SIGNATURES
    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEWPOINT FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of January, 1998.

                                 NEWPOINT FUNDS

                  BY: /s/ C. Todd Gibson
                  C. Todd Gibson, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  January 29, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                      TITLE                   DATE
By: /s/C. Todd Gibson         Attorney in Fact        January 29, 1998
    C. Todd Gibson            For the Persons
    ASSISTANT SECRETARY       Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Edward C. Gonzales*               President, Treasurer and
                                  Trustee (Principal Financial
                                  and Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

J. Christopher Donahue            Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney